[LOGO]
[THE HARTFORD]

November 14, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-176150	HPRM III
Huntington HPRM III
	File No. 333-176149	HPRM Select III
	File No. 333-176151	HPRM V-A III

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-176152	HPRM III
	File No. 333-176153	HPRM V-A III

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 2, 2011.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko

Senior Legal Specialist